UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                  FORM 13F

                             FORM 13F COVER PAGE


   Report for the Calendar Year or Quarter Ended:  June 30, 2006

   Check here if Amendment [  ]; Amendment Number: _____
        This Amendment (Check only one.):  [ ] is a restatement.
                                           [ ] adds new holdings entries.

   Institutional Investment Manager Filing this Report:

   Name:     Global Capital Management, Inc.
   Address:  601 Carlson Parkway, Suite 200
             Minnetonka, Minnesota  55305

   Form 13F File Number:  28-7050

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

   Person Signing this Report on Behalf of Reporting Manager:

   Name:     Michael J. Frey
   Title:    Chairman and Chief Executive Officer
   Phone:    (952) 476-7200

   Signature, Place, and Date of Signing:

   /s/ Michael J. Frey           Minnetonka, Minnesota    August 11, 2006
   -------------------------
   Michael J. Frey

   Report Type (Check only one.):

   [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                            FORM 13F SUMMARY PAGE

   Report Summary:

        Number of Other Included Managers:                  2

        Form 13F Information Table Entry Total:            55

        Form 13F Information Table Entry Total:       178,302
                                                   (thousands)
   List of Other Included Managers:

       No.      Form 13F File Number          Name

       1        28-7048                       EBF & Associates, L.P.

       2        28-5089                       Hunter Capital
                                              Management, L.P.


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                                                         FORM 13F INFORMATION TABLE
                                                         --------------------------

                                                           VALUE      SHARES OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
     NAME OF ISSUER          TITLE OF CLASS    CUSIP     x($1000)    PRN AMOUNT PRN CALL DISCRETION MGRS   SOLE  SHARED    NONE
---------------------------- --------------    -----    ----------  ----------- --- ---- ---------- -----  ----  ------    ----

BOULDER GROWTH & INCOME FD I COM              101507101      144       18,514   SH       Defined      1                    18,514
BRISTOL MYERS SQUIBB CO      COM              110122108    1,901       73,500   SH       Defined      1     73,500
BAUSCH & LOMB INC            COM              071707103    4,227       86,200   SH       Defined      1     86,200
BP PLC                       SPONSORED ADR    055622104    3,021       43,400   SH       Defined      1                    43,400
BP PLC                       SPONSORED ADR    055622104    2,067       29,700   SH       Defined      2                    29,700
BOSTON SCIENTIFIC CORP       COM              101137107    1,431       85,000   SH       Defined      1     85,000
CHARTER COMMUNICATIONS INC D NOTE 5.875% 11/1 16117MAE7    1,838    2,500,000   PRN      Defined      1                 2,500,000
CHARTER COMMUNICATIONS INC D NOTE 5.875% 11/1 16117MAE7    1,838    2,500,000   PRN      Defined      2                 2,500,000
COMCAST CORP NEW             CL A             20030N101    4,747      145,000   SH       Defined      1    145,000
CONSTAR INTL INC NEW         COM              21036U107      255       66,353   SH       Defined      1     66,353
CONSTAR INTL INC NEW         COM              21036U107      806      209,797   SH       Defined      2    209,797
CONSOLIDATED TOMOKA LD CO    COM              210226106    1,820       33,000   SH       Defined      1     33,000
CONSOLIDATED TOMOKA LD CO    COM              210226106    3,694       67,000   SH       Defined      2     67,000
CHEVRON CORP NEW             COM              166764100    8,006      129,000   SH       Defined      1    129,000
DURA AUTOMOTIVE SYSTEMS CORP CL A             265903104      226      120,897   SH       Defined      1    120,897
DURA AUTOMOTIVE SYSTEMS CORP CL A             265903104      214      114,208   SH       Defined      2    114,208
DEUTSCHE TELEKOM AG          SPONSORED ADR    251566105    3,882      242,000   SH       Defined      1                   242,000
DEUTSCHE TELEKOM AG          SPONSORED ADR    251566105    2,589      161,400   SH       Defined      2                   161,400
EMCORE CORP                  NOTE 5.000% 5/1  290846AC8    1,969    1,500,000   PRN      Defined      1                 1,500,000
EMCORE CORP                  NOTE 5.000% 5/1  290846AC8    1,969    1,500,000   PRN      Defined      2                 1,500,000
GOLD KIST INC                COM              380614107    1,686      126,100   SH       Defined      1    126,100
GOLD KIST INC                COM              380614107    1,123       84,000   SH       Defined      2     84,000
GENERAL MTRS CORP            DEB SR CONV B    370442733   13,376      713,600   SH       Defined      1                   713,600
GENERAL MTRS CORP            DEB SR CONV B    370442733    6,684      356,600   SH       Defined      2                   356,600
GENERAL MTRS CORP            COM              370442105    1,150      295,000       PUT  Defined      1                   295,000
GENERAL MTRS CORP            COM              370442105      838      215,000       PUT  Defined      2                   215,000
KULICKE & SOFFA INDS INC     COM              501242101       25      100,000       PUT  Defined      1                   100,000
KULICKE & SOFFA INDS INC     COM              501242101       25      100,000       PUT  Defined      2                   100,000
U S AIRWAYS GROUP INC        COM              90341W108    5,054      100,000   SH       Defined      1    100,000
MIRANT CORP NEW              COM              60467R100    2,811      104,900   SH       Defined      1    104,900
MIRANT CORP NEW              COM              60467R100    2,302       85,900   SH       Defined      2     85,900
NTL INC DEL                  COM              62941W101   14,059      564,599   SH       Defined      1    564,599
NTL INC DEL                  COM              62941W101   16,931      679,978   SH       Defined      2    679,978
PFIZER INC                   COM              717081103    4,067      173,300   SH       Defined      1    173,300
PALM HARBOR HOMES            NOTE 3.250% 5/1  696639AB9    2,009    2,350,000   PRN      Defined      1                 2,350,000
PALM HARBOR HOMES            NOTE 3.250% 5/1  696639AB9    1,838    2,150,000   PRN      Defined      2                 2,150,000
PILGRIMS PRIDE CORP          COM              721467108    1,527       59,200   SH       Defined      1     59,200
PILGRIMS PRIDE CORP          COM              721467108    1,450       56,200   SH       Defined      2     56,200




                                                           VALUE      SHARES OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
     NAME OF ISSUER          TITLE OF CLASS    CUSIP     x($1000)    PRN AMOUNT PRN CALL DISCRETION MGRS   SOLE  SHARED    NONE
---------------------------- --------------    -----    ----------  ----------- --- ---- ---------- -----  ----  ------    ----

QWEST COMMUNICATIONS INTL IN NOTE 3.500% 11/1 749121BY4    8,970    6,000,000   PRN      Defined      1                 6,000,000
QWEST COMMUNICATIONS INTL IN NOTE 3.500% 11/1 749121BY4    2,990    2,000,000   PRN      Defined      2                 2,000,000
ROYAL DUTCH SHELL PLC        SPONS ADR A      780259206    3,825       57,100   SH       Defined      1                    57,100
ROYAL DUTCH SHELL PLC        SPONS ADR A      780259206    2,204       32,900   SH       Defined      2                    32,900
SANDERSON FARMS INC          COM              800013104    1,776       63,466   SH       Defined      1     63,466
SANDERSON FARMS INC          COM              800013104    1,184       42,300   SH       Defined      2     42,300
SPDR TR                      UNIT SER 1       78462F103      321        2,520   SH       Defined      2                     2,520
TYSON FOODS INC              CL A             902494103    1,694      114,000   SH       Defined      1    114,000
TYSON FOODS INC              CL A             902494103    1,129       76,000   SH       Defined      2     76,000
TIME WARNER TELECOM INC      DBCV 2.375% 4/0  887319AC5    2,759    2,675,000   PRN      Defined      1                 2,675,000
TIME WARNER TELECOM INC      DBCV 2.375% 4/0  887319AC5    2,398    2,325,000   PRN      Defined      2                 2,325,000
VODAFONE GROUP PLC NEW       SPONSORED ADR    92857W100    2,939      138,000   SH       Defined      1    138,000
VERIZON COMMUNICATIONS       COM              92343V104    5,900      176,185   SH       Defined      1    176,185
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506    8,938      157,500   SH       Defined      1                   157,500
EXXON MOBIL CORP             COM              30231G102    6,656      108,500   SH       Defined      1    108,500
YOUNG BROADCASTING INC       CL A             987434107      525      167,195   SH       Defined      1    167,195
YOUNG BROADCASTING INC       CL A             987434107      494      157,195   SH       Defined      2    157,195
                                                         --------

Totals                       55 DATA RECORDS             178,302              2 OTHER MANAGERS IN WHOSE BEHALF REPORT IS FILED


Notes:
  1 - EBF & Associates, L.P.
  2 - Hunter Capital Management


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